Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Raw materials	$ 5,105	$ 3,248
Work in progress	1,330	722
Finished goods	87	127
Provision	(793)	(713)	$ (182)
Total	$ 5,729	$ 3,384